UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 3/31/12 is included with this Form.

The Value Line Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2012

Shares		Value
COMMON STOCKS (94.4%)

	CONSUMER DISCRETIONARY (20.6%)
6,700	AutoZone, Inc. *	$2,491,060
7,000	Bed Bath & Beyond, Inc. *	460,390
10,800	BorgWarner, Inc. *	910,872
22,400	Brinker International, Inc.	617,120
13,000	Buckle, Inc. (The)	622,700
9,000	Buffalo Wild Wings, Inc. *	816,210
3,800	Chipotle Mexican Grill, Inc. *	1,588,400
11,700	Coach, Inc.	904,176
17,500	Darden Restaurants, Inc.	895,300
17,000	Deckers Outdoor Corp. *	1,071,850
9,000	Dick’s Sporting Goods, Inc.	432,720
12,000	Dollar Tree, Inc. *	1,133,880
24,000	Domino’s Pizza, Inc.	871,200
3,800	Fossil, Inc. *	501,524
9,300	Genuine Parts Co.	583,575
13,000	Gildan Activewear, Inc.	358,150
15,400	Hanesbrands, Inc. *	454,916
5,000	Johnson Controls, Inc.	162,400
21,500	LKQ Corp. *	670,155
3,000	Lululemon Athletica, Inc. *	224,040
15,300	McDonald’s Corp.	1,500,930
2,000	Netflix, Inc. *	230,080
7,000	NIKE, Inc. Class B	759,080
2,000	O’Reilly Automotive, Inc. *	182,700
12,000	Panera Bread Co. Class A *	1,931,040
10,400	Penn National Gaming, Inc. *	446,992
3,000	Ralph Lauren Corp.	522,990
10,500	Starbucks Corp.	586,845
3,000	Tim Hortons, Inc.	160,620
44,000	TJX Companies, Inc. (The)	1,747,240
6,000	Ulta Salon, Cosmetics & Fragrance, Inc.	557,340
8,300	Under Armour, Inc. Class A *	780,200
10,000	Warnaco Group, Inc. (The) *	584,000
4,600	Wynn Resorts Ltd.	574,448
27,800	Yum! Brands, Inc.	1,978,804
		28,313,947

	CONSUMER STAPLES (9.6%)
1,400	Boston Beer Co., Inc. (The) Class A *	149,506
4,900	British American Tobacco PLC ADR	495,978
6,500	Bunge Ltd.	444,860
15,400	Casey’s General Stores, Inc.	854,084
32,000	Church & Dwight Co., Inc.	1,574,080
12,700	Corn Products International, Inc.	732,155
9,000	Costco Wholesale Corp.	817,200
24,000	Diamond Foods, Inc.	547,680
36,000	Flowers Foods, Inc.	733,320
15,000	General Mills, Inc.	591,750
20,000	Green Mountain Coffee Roasters, Inc. *	936,800
8,000	Harris Teeter Supermarkets, Inc.	320,800
11,400	Herbalife Ltd.	784,548
41,000	Hormel Foods Corp.	1,210,320
21,100	J&J Snack Foods Corp.	1,106,906
7,000	Molson Coors Brewing Co. Class B	316,750
7,000	PepsiCo, Inc.	464,450
10,300	TreeHouse Foods, Inc. *	612,850
6,000	Whole Foods Market, Inc.	499,200
		13,193,237

Shares		Value
	ENERGY (0.8%)
2,300	Core Laboratories N.V.	$302,611
4,000	Devon Energy Corp.	284,480
14,000	Enbridge, Inc.	543,900
		1,130,991

	FINANCIALS (4.5%)
8,000	Affiliated Managers Group, Inc. *	894,480
20,000	AFLAC, Inc.	919,800
10,000	American Tower Corp. REIT	630,200
2,000	Axis Capital Holdings Ltd.	66,340
14,000	Bank of Montreal	831,880
3,000	BlackRock, Inc.	614,700
4,600	M&T Bank Corp.	399,648
8,000	Royal Bank of Canada	464,400
13,500	Stifel Financial Corp. *	510,840
13,000	T. Rowe Price Group, Inc.	848,900
		6,181,188

	HEALTH CARE (14.6%)
13,600	Alexion Pharmaceuticals, Inc. *	1,262,896
11,600	Allergan, Inc.	1,106,988
2,000	Bio-Rad Laboratories, Inc. Class A *	207,380
7,000	C.R. Bard, Inc.	691,040
14,400	Catalyst Health Solutions, Inc. *	917,712
13,200	Cerner Corp. *	1,005,312
20,900	Computer Programs & Systems, Inc.	1,181,268
7,000	DaVita, Inc. *	631,190
3,000	DENTSPLY International, Inc.	120,390
25,000	Edwards Lifesciences Corp. *	1,818,250
11,700	Endo Pharmaceuticals Holdings, Inc. *	453,141
24,000	Express Scripts, Inc. *	1,300,320
13,700	Henry Schein, Inc. *	1,036,816
6,600	IDEXX Laboratories, Inc. *	577,170
1,000	Intuitive Surgical, Inc. *	541,750
14,000	Medco Health Solutions, Inc. *	984,200
9,100	Mednax, Inc. *	676,767
3,800	Mettler-Toledo International, Inc. *	702,050
10,100	Novo Nordisk A/S ADR	1,400,971
17,500	Owens & Minor, Inc.	532,175
6,600	Techne Corp.	462,660
18,000	Teva Pharmaceutical Industries Ltd. ADR	811,080
8,200	Thermo Fisher Scientific, Inc.	462,316
8,400	Universal Health Services, Inc. Class B	352,044
9,000	Volcano Corp. *	255,150
6,000	Waters Corp. *	555,960
		20,046,996

	INDUSTRIALS (19.8%)
1,200	Acuity Brands, Inc.	75,396
26,500	AMETEK, Inc.	1,285,515
5,800	C.H. Robinson Worldwide, Inc.	379,842
12,100	Canadian National Railway Co.	961,103
14,000	Chicago Bridge & Iron Co. N.V.	604,660
15,000	CLARCOR, Inc.	736,350
7,000	Clean Harbors, Inc. *	471,310
23,700	Danaher Corp.	1,327,200
40,000	Donaldson Co., Inc.	1,429,200
17,000	Eaton Corp.	847,110
2,400	Esterline Technologies Corp. *	171,504
11,700	Exelis, Inc.	146,484

1

The Value Line Fund, Inc.

March 31, 2012

Shares		Value
12,000	Fastenal Co.	$649,200
7,000	FedEx Corp.	643,720
5,000	Gardner Denver, Inc.	315,100
9,300	Graco, Inc.	493,458
8,950	HEICO Corp.	461,731
15,000	IDEX Corp.	631,950
11,200	IHS, Inc. Class A *	1,048,880
7,400	Iron Mountain, Inc.	213,120
5,850	ITT Corp.	134,199
6,800	J.B. Hunt Transport Services, Inc.	369,716
11,000	Kansas City Southern *	788,590
15,700	Kirby Corp. *	1,032,903
7,400	L-3 Communications Holdings, Inc.	523,698
2,300	Middleby Corp. (The) *	232,714
6,200	Parker Hannifin Corp.	524,210
3,200	Precision Castparts Corp.	553,280
15,000	Republic Services, Inc.	458,400
85,000	Rollins, Inc.	1,808,800
13,400	Roper Industries, Inc.	1,328,744
12,000	Stericycle, Inc. *	1,003,680
6,800	Toro Co. (The)	483,548
9,000	Union Pacific Corp.	967,320
12,400	United Technologies Corp.	1,028,456
6,600	Valmont Industries, Inc.	774,906
4,300	Verisk Analytics, Inc. Class A *	201,971
4,900	W.W. Grainger, Inc.	1,052,569
25,300	Waste Connections, Inc.	823,009
11,700	Xylem, Inc.	324,675
		27,308,221

	INFORMATION TECHNOLOGY (12.1%)
22,600	Accenture PLC Class A	1,457,700
8,300	Alliance Data Systems Corp. *	1,045,468
7,000	Amphenol Corp. Class A	418,390
4,500	Anixter International, Inc. *	326,385
13,500	ANSYS, Inc. *	877,770
5,000	Ariba, Inc. *	163,550
23,000	Check Point Software Technologies Ltd. *	1,468,320
17,400	Cognizant Technology Solutions Corp. Class A *	1,338,930
7,000	Equinix, Inc. *	1,102,150
5,700	F5 Networks, Inc. *	769,272
21,600	Informatica Corp. *	1,142,640
2,600	MasterCard, Inc. Class A	1,093,404
9,400	MICROS Systems, Inc. *	519,726
12,000	Netgear, Inc. *	458,400
12,800	Open Text Corp. *	782,720
9,000	Rackspace Hosting, Inc. *	520,110
7,000	Salesforce.com, Inc. *	1,081,570
10,300	Solera Holdings, Inc.	472,667
12,000	TIBCO Software, Inc. *	366,000
6,000	VMware, Inc. Class A *	674,220
8,100	Wright Express Corp. *	524,313
		16,603,705

	MATERIALS (9.8%)
10,800	Albemarle Corp.	690,336
23,000	Ball Corp.	986,240
8,200	CF Industries Holdings, Inc.	1,497,730
38,000	Crown Holdings, Inc. *	1,399,540
10,000	Cytec Industries, Inc.	607,900

Shares		Value
16,700	FMC Corp.	$1,767,862
8,100	NewMarket Corp.	1,517,940
10,000	Packaging Corp. of America	295,900
11,300	Praxair, Inc.	1,295,432
14,000	Scotts Miracle-Gro Co. (The) Class A	758,240
12,400	Sigma-Aldrich Corp.	905,944
25,900	Silgan Holdings, Inc.	1,144,780
11,400	Valspar Corp. (The)	550,506
		13,418,350

	TELECOMMUNICATION SERVICES (0.5%)
13,000	Crown Castle International Corp. *	693,420

	UTILITIES (2.1%)
10,000	ITC Holdings Corp.	769,400
8,600	NSTAR	418,218
9,000	ONEOK, Inc.	734,940
23,000	Questar Corp.	442,980
15,300	Wisconsin Energy Corp.	538,254
		2,903,792
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (94.4%)
	(Cost $87,206,578)	129,793,847

Principal Amount		Value
SHORT-TERM INVESTMENTS (5.4%)

	REPURCHASE AGREEMENT (5.4%)
$7,500,000	With Morgan Stanley, 0.08%, dated 03/30/12, due 04/02/12, delivery value $7,500,050 (collateralized by $7,060,000 U.S. Treasury Notes 2.7500% due 02/15/19, with a value of $7,633,322)	7,500,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,500,000) (5.4%)	7,500,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		266,575
NET ASSETS (1) (100%)		$137,560,422
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($137,560,422 ÷ 13,545,926 shares outstanding)		$10.16

*	Non-income producing.
(1)
For federal income tax purposes, the aggregate cost was $94,706,578, aggregate gross unrealized appreciation was $43,214,020, aggregate gross unrealized depreciation was $626,751 and the net unrealized appreciation was $42,587,269.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$129,793,847	$0	$0	$129,793,847
Short-Term Investments	0	7,500,000	0	7,500,000

Total Investments in Securities	$129,793,847	$7,500,000	$0	$137,293,847

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended March 31, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended March 31, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2012